Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
June 30, 2026
FBF-Y30-NPRT1-0826
1.9892471.107
Bond Funds - 36.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,947,015	29,470,147
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	39,845,518	305,216,669
Fidelity Series Corporate Bond Fund (b)	19,829,496	185,405,786
Fidelity Series Emerging Markets Debt Fund (b)	2,795,597	24,237,825
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	642,465	6,199,784
Fidelity Series Floating Rate High Income Fund (b)	444,918	3,857,438
Fidelity Series Government Bond Index Fund (b)	34,243,460	311,273,050
Fidelity Series High Income Fund (b)	2,642,296	23,622,131
Fidelity Series International Developed Markets Bond Index Fund (b)	26,647,114	227,566,356
Fidelity Series Investment Grade Bond Fund (b)	28,406,044	286,048,866
Fidelity Series Investment Grade Securitized Fund (b)	18,804,656	170,370,182
Fidelity Series Long-Term Treasury Bond Index Fund (b)	30,831,764	164,333,300
Fidelity Series Real Estate Income Fund (b)	402,012	4,068,362
TOTAL BOND FUNDS (Cost $1,810,827,084)		1,741,669,896

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	14,374,244	391,554,405
Fidelity Series Commodity Strategy Fund (b)	89,289	9,572,717
Fidelity Series Large Cap Growth Index Fund (b)	7,999,397	250,221,130
Fidelity Series Large Cap Stock Fund (b)	8,613,361	254,266,419
Fidelity Series Large Cap Value Index Fund (b)	21,850,362	462,790,678
Fidelity Series Small Cap Core Fund (b)	4,758,178	77,272,807
Fidelity Series Small Cap Opportunities Fund (b)	2,445,682	49,427,241
Fidelity Series Value Discovery Fund (b)	8,903,016	166,130,270
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,060,608,439)		1,661,235,667

International Equity Funds - 28.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,786,101	100,125,231
Fidelity Series Canada Index Fund (b)	3,223,224	32,232,241
Fidelity Series Emerging Markets Fund (b)	6,277,761	95,798,638
Fidelity Series Emerging Markets Opportunities Fund (b)	12,029,853	386,639,477
Fidelity Series International Growth Fund (b)	9,456,234	203,970,976
Fidelity Series International Index Fund (b)	4,683,281	77,882,969
Fidelity Series International Small Cap Fund (b)	1,975,706	37,360,608
Fidelity Series International Value Fund (b)	11,983,629	200,605,941
Fidelity Series Overseas Fund (b)	12,496,408	202,316,837
Fidelity Series Select International Small Cap Fund (b)	241,564	3,736,993
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $917,537,455)		1,340,669,911

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	720,000	718,920
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	2,990,000	2,989,701
US Treasury Bills 0% 7/23/2026 (d)	3.63	3,580,000	3,572,150
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,130,000	2,123,832
US Treasury Bills 0% 7/9/2026 (d)	3.63	340,000	339,725
US Treasury Bills 0% 8/27/2026 (d)	3.62	590,000	586,571
US Treasury Bills 0% 8/6/2026 (d)	3.63	300,000	298,916
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	980,000	972,955
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	740,000	734,155
US Treasury Bills 0% 9/24/2026 (d)	3.72	180,000	178,445
US Treasury Bills 0% 9/3/2026 (d)	3.66	260,000	258,310
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,773,779)			12,773,680

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,260,048)	3.69	5,258,996	5,260,048

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,807,006,805)	4,761,609,202
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,352,309)
NET ASSETS - 100.0%	4,759,256,893

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,931	9/2026	216,815,094	1,817,488
CBOT US Treasury Long Bond Contracts (United States)	311	9/2026	35,162,438	784,777
ICE MSCI EAFE Index Contracts (United States)	106	9/2026	16,670,090	(27,292)
TOTAL LONG				2,574,973
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(175)	9/2026	(26,649,000)	(849,524)
CME E-Mini S&P 500 Index Contracts (United States)	(213)	9/2026	(80,388,863)	(954,412)
ICE MSCI Emerging Markets Index Contracts (United States)	(7)	9/2026	(615,055)	(18)
TOTAL SHORT				(1,803,954)
TOTAL FUTURES CONTRACTS				771,019

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,773,680.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,529,838	25,430,818	30,700,506	35,438	(102)	-	5,260,048	5,258,996	0.0%
Total	10,529,838	25,430,818	30,700,506	35,438	(102)	-	5,260,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16,045,523	13,816,189	457,167	9,685	2,165	63,437	29,470,147	2,947,015
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	274,568,338	33,621,949	5,820,106	144,891	(15,134)	2,861,622	305,216,669	39,845,518
Fidelity Series Blue Chip Growth Fund	353,244,742	12,133,718	65,905,817	-	9,509,617	82,572,145	391,554,405	14,374,244
Fidelity Series Canada Fund	126,102,971	3,478,424	32,752,365	-	1,476,983	1,819,218	100,125,231	4,786,101
Fidelity Series Canada Index Fund	-	32,232,241	-	-	-	-	32,232,241	3,223,224
Fidelity Series Commodity Strategy Fund	29,650,914	951,509	20,472,384	-	2,840,867	(3,398,189)	9,572,717	89,289
Fidelity Series Corporate Bond Fund	175,425,439	13,768,699	3,950,306	2,205,982	(47,936)	209,890	185,405,786	19,829,496
Fidelity Series Emerging Markets Debt Fund	22,333,699	1,630,793	531,306	332,598	2,598	802,041	24,237,825	2,795,597
Fidelity Series Emerging Markets Debt Local Currency Fund	5,999,443	124,597	136,090	-	615	211,219	6,199,784	642,465
Fidelity Series Emerging Markets Fund	76,665,532	6,592,468	3,689,289	-	160,020	16,069,907	95,798,638	6,277,761
Fidelity Series Emerging Markets Opportunities Fund	310,631,395	21,444,067	19,505,917	-	1,031,930	73,038,002	386,639,477	12,029,853
Fidelity Series Floating Rate High Income Fund	3,792,406	158,212	97,212	69,211	(125)	4,157	3,857,438	444,918
Fidelity Series Government Bond Index Fund	294,441,528	25,957,833	7,517,442	2,895,207	(97,549)	(1,511,320)	311,273,050	34,243,460
Fidelity Series Government Money Market Fund	-	4,032,282	4,032,282	7,044	-	-	-	-
Fidelity Series High Income Fund	22,320,677	1,469,823	521,648	368,964	1,277	352,002	23,622,131	2,642,296
Fidelity Series International Developed Markets Bond Index Fund	206,383,938	23,614,804	4,384,024	1,730,019	(32,071)	1,983,709	227,566,356	26,647,114
Fidelity Series International Growth Fund	191,453,216	3,961,464	19,717,338	-	1,178,461	27,095,173	203,970,976	9,456,234
Fidelity Series International Index Fund	73,737,210	1,534,298	3,928,861	-	43,804	6,496,518	77,882,969	4,683,281
Fidelity Series International Small Cap Fund	41,813,367	-	7,910,269	-	941,578	2,515,932	37,360,608	1,975,706
Fidelity Series International Value Fund	191,861,572	7,124,867	9,708,988	-	324,035	11,004,455	200,605,941	11,983,629
Fidelity Series Investment Grade Bond Fund	271,780,932	22,358,310	7,000,175	2,955,185	(84,651)	(1,005,550)	286,048,866	28,406,044
Fidelity Series Investment Grade Securitized Fund	164,125,377	11,621,739	4,823,016	1,832,555	(47,349)	(506,569)	170,370,182	18,804,656
Fidelity Series Large Cap Growth Index Fund	225,122,232	15,804,233	26,904,532	964,951	1,424,605	34,774,592	250,221,130	7,999,397
Fidelity Series Large Cap Stock Fund	220,542,162	14,216,084	7,747,821	-	211,208	27,044,786	254,266,419	8,613,361
Fidelity Series Large Cap Value Index Fund	418,040,231	11,030,856	23,972,155	-	1,934,168	55,757,578	462,790,678	21,850,362
Fidelity Series Long-Term Treasury Bond Index Fund	142,569,480	26,094,792	4,377,765	1,448,845	(577,342)	624,135	164,333,300	30,831,764
Fidelity Series Overseas Fund	191,959,149	3,961,463	14,931,722	-	44,674	21,283,273	202,316,837	12,496,408
Fidelity Series Real Estate Income Fund	3,996,109	125,514	97,225	36,499	156	43,808	4,068,362	402,012
Fidelity Series Select International Small Cap Fund	3,488,612	7,860	71,858	-	7,322	305,057	3,736,993	241,564
Fidelity Series Small Cap Core Fund	80,769,366	3,175,016	20,213,827	2,740,302	3,951,201	9,591,051	77,272,807	4,758,178
Fidelity Series Small Cap Opportunities Fund	41,018,421	1,960,270	1,374,844	-	255,814	7,567,580	49,427,241	2,445,682
Fidelity Series Treasury Bill Index Fund	-	13,320,627	13,320,627	26,128	-	-	-	-
Fidelity Series Value Discovery Fund	149,351,804	5,467,412	5,017,742	-	64,288	16,264,508	166,130,270	8,903,016
	4,329,235,785	336,792,413	340,892,120	17,768,066	24,505,229	393,934,167	4,743,575,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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